INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory write down	$ 741,000	$ 428,000	$ 1,484,648	$ 951,373	$ 2,471,653	$ 1,499,938